Stock Based Compensation - Stock Option Activity (Detail) - $ / shares		6 Months Ended	12 Months Ended
	Jul. 15, 2020	Jun. 30, 2021	Dec. 31, 2020
Outstanding, share (in shares)		263,928	0
Outstanding, weighted average exercise price (in dollars per share)		$ 24.00	$ 0
Granted, share (in shares)	791,790	0	791,790
Granted, weighted average exercise price (in dollars per share)		$ 0	$ 24.00
Exercisable, share (in shares)		(87,976)	(527,862)
Exercisable, weighted average exercise price (in dollars per share)		$ 24.00	$ 24.00
Outstanding, share (in shares)		175,952	263,928
Outstanding, weighted average exercise price (in dollars per share)		$ 24.00	$ 24.00